Expense Example	Nov. 01, 2026 USD ($)
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 784
Expense Example, with Redemption, 3 Years	1,227
Expense Example, with Redemption, 5 Years	1,694
Expense Example, with Redemption, 10 Years	2,980
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,560
Expense Example, with Redemption, 10 Years	3,287
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,060
Expense Example, with Redemption, 10 Years	2,293
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	791
Expense Example, with Redemption, 3 Years	1,295
Expense Example, with Redemption, 5 Years	1,824
Expense Example, with Redemption, 10 Years	3,265
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,693
Expense Example, with Redemption, 10 Years	3,567
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	2,576
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	1,213
Expense Example, with Redemption, 5 Years	1,726
Expense Example, with Redemption, 10 Years	3,129
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,593
Expense Example, with Redemption, 10 Years	3,434
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,455
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	791
Expense Example, with Redemption, 3 Years	1,241
Expense Example, with Redemption, 5 Years	1,715
Expense Example, with Redemption, 10 Years	3,021
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	404
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,338
Catalyst Nasdaq-100 Hedged Income Fund | Catalyst Nasdaq-100 Hedged Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	757
Expense Example, with Redemption, 3 Years	1,303
Expense Example, with Redemption, 5 Years	1,875
Expense Example, with Redemption, 10 Years	3,420
Catalyst Nasdaq-100 Hedged Income Fund | Catalyst Nasdaq-100 Hedged Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,748
Expense Example, with Redemption, 10 Years	3,726
Catalyst Nasdaq-100 Hedged Income Fund | Catalyst Nasdaq-100 Hedged Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,763
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	794
Expense Example, with Redemption, 3 Years	1,307
Expense Example, with Redemption, 5 Years	1,846
Expense Example, with Redemption, 10 Years	3,310
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,699
Expense Example, with Redemption, 10 Years	3,577
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,223
Expense Example, with Redemption, 10 Years	$ 2,653